UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201


                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         45 Milk Street, Boston, Massachusetts                  02109
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)


           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Annual Report for Appleton Equity Growth Fund.

================================================================================




                           APPLETON EQUITY GROWTH FUND




                                  Annual Report
                                December 31, 2004




     Investment Adviser                                   Administrator
     ------------------                                   -------------
   Appleton Partners, Inc.                        Integrated Fund Services, Inc.
45 Milk Street, Eighth Floor                         221 East Fourth Street
      Boston, MA 02109                                     Suite 300
                                                      Cincinnati, OH 45202
                                                         1-877-712-7753




================================================================================

[LOGO] APPLETON FUNDS

January 18, 2005

The key driver for equity markets in 2004 was an accelerating economy with mild inflation. This combination has enabled corporate profits to accelerate and Chairman Greenspan to raise interest rates at a "measured pace." So what is it that to date has made this cyclical recovery unique?

      >> The US dollar is 28% weaker than its 2002 peak which contributed to an increasing trade imbalance, producing record levels of foreign investment in our Treasury market ... approximately 43% of all outstanding Treasury debt. Despite recent reports indicating that this trend is abating somewhat, it is far from reversing itself, and it deserves to be monitored.

      >> Inflation remains in check as productivity growth, globalization of the workforce, and internet distribution have all helped to contain the pricing power in the market, and was further comforted by the Fed's pronouncement that their expectations for underlying inflation were relatively low. Already in early 2005, productivity growth has stabilized, employment is showing signs of recovery, and the markets will be sensitive to any indication that pricing power has the ability to reach the end user. The uncertainty of the oil markets is part of the landscape that can disrupt equilibrium at any time, but it appears to have stabilized at the moment.

      >> The Fed has repeatedly communicated in a very transparent way to the markets that "it perceived the upside and downside risks to sustainable growth and price stability to be roughly equal.... And the accommodation could be removed at a measured pace." Because this Fed has so much credibility in the markets, the early panic to higher rates across the curve that can occur at the outset of a rising rate cycle, has not transpired ... at least not to date.

Throughout the first three quarters of 2004, U.S. equity investors were growing increasingly impatient, as major indices hovered around breakeven and failed to follow through on the impressive gains achieved during the previous year. Rapidly escalating energy prices, uncertainty over the Presidential election, difficulties in Iraq and the threat of higher interest rates all converged to keep a lid on equity returns through the end of October. The re-election in early November, however, removed a significant overhang and proved to be a catalyst for higher equity prices for the remaining two months of the quarter.

Investor optimism was further emboldened by a sudden $15 per barrel pullback in the price of oil and continued assurances from Chairman Greenspan that the Fed would be accommodative and raise rates at a "measured pace". For the first time in many months, market participants were able to put their fears aside and focus on the health of the economy - an economy which continued to surge as GDP registered a solid 3.9% in the third quarter. For the year, all of the major indices reported positive gains. For the year ended December 31, 2004, the Fund returned 7.04% compared to the S&P 500 Index, the Fund's benchmark, which returned 10.88% during the same period. Sector leadership was provided by Energy which gained 29%, Utilities which advanced 20% and Telecommunications and Industrials which each gained 16%. Healthcare, hurt by big pharmaceuticals and registering a gain of only .20%, and Technology at 2%, were laggards.

As we enter 2005, the underlying strength of the US economy is evident as GDP appears to be growing at a healthy 4% pace and the nation has added over 600,000 new jobs in the last three months. Consumer confidence levels have recently surged and inflationary pressures have yet to surface. While the economic backdrop may appear ideal for future equity gains, higher interest rates and decelerating corporate earnings growth may present a challenging environment for equity markets. After increasing by 15% in 2003 and 19% in 2004, corporate earnings growth is expected to decelerate to the mid single-digits in each of the next two years. In addition, the impact of the Federal Reserve's rate increases should begin to ripple through the economy.

In a period of rising interest rates and decelerating earnings growth, we would favor the more defensive sectors such as consumer staples and healthcare, which are less cyclical and tend to outperform in such an environment. We will also favor large cap, dividend paying stocks with exposure to international markets. On the year we would look for performance to be back-end loaded with gains in the mid to high single-digit range.

Sincerely,


/s/ James I. Ladge

James I. Ladge, CFA
President

        Comparison of the Change in Value of a $10,000 Investment in the Appleton Equity Growth Fund and the S&P 500 Index

--------------------------------------------------------------------------------
                           Appleton Equity Growth Fund
                          Average Annual Total Returns*
                           1 Year      Since Inception**
                            7.04%            (9.02%)
--------------------------------------------------------------------------------

[LINE CHART OMITTED]

                 Appleton
                  Equity                  S&P 500                Russell 1000
  Date         Growth Fund                 Index                    Growth
12/31/00          10,000                   10,000                   10,000
01/31/01          10,650                   10,355                   10,691
02/28/01           9,180                    9,411                    8,876
03/31/01           8,110                    8,814                    7,910
04/30/01           9,050                    9,499                    8,910
05/31/01           8,870                    9,563                    8,779
06/30/01           8,360                    9,330                    8,576
07/31/01           8,310                    9,238                    8,362
08/31/01           7,630                    8,660                    7,678
09/30/01           6,560                    7,961                    6,911
10/31/01           6,940                    8,113                    7,274
11/30/01           7,670                    8,735                    7,973
12/31/01           7,560                    8,812                    7,958
03/31/02           7,250                    8,836                    7,752
06/30/02           5,910                    7,652                    6,304
09/30/02           4,850                    6,330                    5,356
12/31/02           5,160                    6,864                    5,738
03/31/03           5,140                    6,648                    5,677
06/30/03           5,740                    7,671                    6,489
09/30/03           5,900                    7,874                    6,743
12/31/03           6,400                    8,832                    7,445
03/31/04           6,670                    8,982                    7,504
06/30/04           6,610                    9,137                    7,650
09/30/04           6,420                    8,966                    7,249
12/31/04           6,851                    9,793                    7,914
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**    Fund inception was December 31, 2000.

                        Tabular Presentation of Portfolio
                             As of December 31, 2004

Sector                                                        (% of Net Assets)

Consumer, Cyclical                                                   8.9%
Consumer, Non-Cyclical                                              16.8%
Energy                                                              11.6%
Financial Services                                                  17.0%
Healthcare                                                          12.7%
Industrial                                                          14.8%
Materials                                                            3.0%
Technology                                                          13.0%
Telecommunications                                                   2.0%
Money Markets                                                        0.8%
Liabilities in Excess of Other Assets                               (0.6%)
                                                                   -----
                                                                   100.0%
                                                                   =====

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2004

                                                                        Market
Shares                                                                  Value
------                                                                  -----
         COMMON STOCKS -- 99.8%

         CONSUMER, CYCLICAL -- 8.9%
  3,100  BorgWarner, Inc.                                            $  167,927
  1,750  NIKE, Inc.                                                     158,708
  2,500  Pulte Homes, Inc.                                              159,500
  1,750  Starwood Hotels & Resorts Worldwide, Inc.                      102,200
                                                                     ----------
                                                                        588,335
                                                                     ----------

         CONSUMER, NON-CYCLICAL -- 16.8%
  4,000  Avon Products, Inc.                                            154,800
  4,500  Kellogg Co.                                                    200,970
  3,000  PepsiCo, Inc.                                                  156,600
  2,750  Potash Corp. of Saskatchewan, Inc.                             228,414
  3,000  Procter & Gamble Co.                                           165,240
  4,000  Target Corp.                                                   207,720
                                                                     ----------
                                                                      1,113,744
                                                                     ----------

         ENERGY -- 11.6%
  4,000  Apache Corp.                                                   202,280
  3,750  Baker Hughes, Inc.                                             160,013
  4,400  Exxon Mobil Corp.                                              225,544
  3,500  Weatherford International Ltd.*                                179,550
                                                                     ----------
                                                                        767,387
                                                                     ----------

         FINANCIAL SERVICES -- 17.0%
  4,996  Bank of America Corp.                                          234,761
  3,500  Citigroup, Inc.                                                168,630
  9,000  Friedman, Billings, Ramsey Group, Inc.                         174,510
  3,000  Merrill Lynch & Co., Inc.                                      179,310
  4,000  SAFECO Corp.                                                   208,960
  2,500  Wells Fargo & Co.                                              155,375
                                                                     ----------
                                                                      1,121,546
                                                                     ----------

         HEALTHCARE -- 12.7%
  3,250  C.R. Bard, Inc.                                                207,935
  2,750  Johnson & Johnson                                              174,405
  5,400  Pfizer, Inc.                                                   145,206
  1,000  Quest Diagnostics, Inc.                                         95,550
  2,750  Zimmer Holdings, Inc.*                                         220,330
                                                                     ----------
                                                                        843,426
                                                                     ----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2004

                                                                        Market
Shares                                                                  Value
------                                                                  -----

         INDUSTRIAL -- 14.8%
  1,800  3M Co.                                                      $  147,726
  4,200  Burlington Northern Santa Fe Corp.                             198,702
  3,500  Danaher Corp.                                                  200,935
  2,250  Eaton Corp.                                                    162,810
  4,500  General Electric Co.                                           164,250
  2,500  Teekay Shipping Corp.                                          105,275
                                                                     ----------
                                                                        979,698
                                                                     ----------

         MATERIALS -- 3.0%
  4,500  Praxair, Inc.                                                  198,675
                                                                     ----------
         TECHNOLOGY -- 13.0%
  5,750  Check Point Software Tech*                                     141,623
  5,500  Cisco Systems*                                                 106,150
  1,250  International Business Machines Corp.                          123,225
  4,500  Iron Mountain, Inc.*                                           137,205
  4,000  Jabil Circuit, Inc.*                                           102,320
  6,000  Microsoft Corp.                                                160,260
  3,500  Symantec Corp.*                                                 90,160
                                                                     ----------
                                                                        860,943
                                                                     ----------

         TELECOMMUNICATIONS -- 2.0%
  3,350  Verizon Communications, Inc.                                   135,709
                                                                     ----------
         TOTAL COMMON STOCKS                                         $6,609,463
                                                                     ----------

         MONEY MARKETS -- 0.8%
 56,174  First American Treasury Fund                                $   56,174
                                                                     ----------
         TOTAL INVESTMENT SECURITIES -- 100.6% (Cost $5,923,998)     $6,665,637

         LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                (40,043)
                                                                     ----------

         NET ASSETS -- 100.0%                                        $6,625,594
                                                                     ==========

*Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2004

ASSETS
   Investment securities:
      At acquisition cost                                           $ 5,923,998
                                                                    ===========
      At market value                                               $ 6,665,637
   Dividends receivable                                                   8,121
   Receivable from Adviser                                                8,483
   Other assets                                                           1,517
                                                                    -----------
      TOTAL ASSETS                                                    6,683,758
                                                                    -----------

LIABILITIES
   Income distributions payable                                           7,715
   Payable to affiliates                                                  6,497
   Payable to Trustees                                                   12,182
   Other accrued expenses and liabilities                                31,770
                                                                    -----------
      TOTAL LIABILITIES                                                  58,164
                                                                    -----------

NET ASSETS                                                          $ 6,625,594
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $ 8,152,726
Accumulated net realized losses from security transactions           (2,268,771)
Net unrealized appreciation on investments                              741,639
                                                                    -----------
NET ASSETS                                                          $ 6,625,594
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                                969,540
                                                                    ===========

Net asset value, offering price and redemption price per share      $      6.83
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2004

INVESTMENT INCOME
      Dividends                                                       $ 111,737
                                                                      ---------

EXPENSES
   Investment advisory fees                                              61,168
   Accounting services fees                                              30,000
   Administration fees                                                   24,000
   Transfer agent fees                                                   24,000
   Trustees' fees and expenses                                           21,000
   Professional fees                                                     17,000
   Distribution expenses                                                 15,292
   Compliance fees and expenses                                           7,500
   Custodian fees                                                         7,000
   Postage and supplies                                                   6,698
   Insurance expense                                                      3,390
   Reports to shareholders                                                3,000
   Registration fees                                                      2,442
   Pricing expense                                                        1,200
                                                                      ---------
      TOTAL EXPENSES                                                    223,690
   Fees waived and expenses reimbursed by Adviser                      (131,893)
                                                                      ---------
      NET EXPENSES                                                       91,797
                                                                      ---------

NET INVESTMENT INCOME                                                    19,940
                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                          2,927
   Net change in unrealized appreciation/depreciation on investments    395,805
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        398,732
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 418,672
                                                                      =========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the         For the
                                                                           Year Ended     Year Ended
                                                                          December 31,   December 31,
                                                                              2004           2003
                                                                          -----------    -----------
FROM OPERATIONS
      Net investment income (loss)                                        $    19,940    $   (10,798)
      Net realized gains (losses) from security transactions                    2,927       (351,133)
      Net change in unrealized appreciation/depreciation on investments       395,805      1,410,289
                                                                          -----------    -----------
Net increase in net assets from operations                                    418,672      1,048,358
                                                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
      From net investment income                                              (19,940)            --
                                                                          -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                             1,139,428        643,881
      Proceeds from shares reinvested                                          12,224             --
      Payments for shares redeemed                                           (468,821)      (247,229)
                                                                          -----------    -----------
Net increase in net assets from capital share transactions                    682,831        396,652
                                                                          -----------    -----------

TOTAL INCREASE IN NET ASSETS                                                1,081,563      1,445,010

NET ASSETS
      Beginning of year                                                     5,544,031      4,099,021
                                                                          -----------    -----------
      End of year                                                         $ 6,625,594    $ 5,544,031
                                                                          ===========    ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                       $        --    $        --
                                                                          -----------    -----------

CAPITAL SHARE ACTIVITY
      Sold                                                                    172,476        113,318
      Reinvested                                                                1,790             --
      Redeemed                                                                (70,462)       (41,318)
                                                                          -----------    -----------
      Net increase in shares outstanding                                      103,804         72,000
      Shares outstanding, beginning of year                                   865,736        793,736
                                                                          -----------    -----------
      Shares outstanding, end of year                                         969,540        865,736
                                                                          ===========    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                    For the             For the              For the                For the
                                                   Year Ended          Year Ended           Year Ended             Year Ended
                                                  December 31,        December 31,         December 31,           December 31,
                                                      2004                2003                 2002                   2001(a)
                                                 -------------        -------------        -------------          -------------
Net asset value at beginning of year             $        6.40        $        5.16        $        7.56          $       10.00
                                                 -------------        -------------        -------------          -------------

Income (loss) from investment operations:
      Net investment income (loss)                        0.02                (0.01)               (0.03)                 (0.03)
      Net realized and unrealized gains
        (losses) on investments                           0.43                 1.25                (2.37)                 (2.41)
                                                 -------------        -------------        -------------          -------------
Total from investment operations                          0.45                 1.24                (2.40)                 (2.44)
                                                 -------------        -------------        -------------          -------------

Less distributions:
      Dividends from net investment income               (0.02)                  --                   --                     --
                                                 -------------        -------------        -------------          -------------

Net asset value at end of year                   $        6.83        $        6.40        $        5.16          $        7.56
                                                 =============        =============        =============          =============

Total return                                              7.04%               24.03%              (31.75%)               (24.40%)
                                                 =============        =============        =============          =============

Net assets at end of year                        $   6,625,594        $   5,544,031        $   4,099,021          $   4,781,914
                                                 =============        =============        =============          =============

Ratio of net expenses to average net assets               1.50%                1.50%                1.50%                  1.50%

Ratio of net investment income (loss) to
  average net assets                                      0.33%               (0.22%)              (0.56%)                (0.47%)

Portfolio turnover rate                                     40%                  58%                  56%                    34%

(a)   The Fund commenced operations on December 31, 2000.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2004

1. Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2004 and 2003 was as follows:

                                                2004         2003
                                                ----         ----
                     From ordinary income     $19,940        $ --

The following information is computed on a tax basis as of December 31, 2004:

            Cost of portfolio investments                     $ 5,923,998
                                                              ===========
            Gross unrealized appreciation on investments      $ 1,002,816
            Gross unrealized depreciation on investments         (261,177)
                                                              -----------
            Net unrealized appreciation on investments        $   741,639
            Post-October loss                                      (3,959)
            Capital loss carryforwards                         (2,264,812)
                                                              -----------
            Total accumulated deficit                         $(1,527,132)
                                                              ===========

During the year ended December 31, 2004, the Fund utilized $6,886 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

                                Amount              December 31,
                             ----------             ------------
                             $  247,566                2009
                             $1,650,125                2010
                             $  367,121                2011
                             ----------
                             $2,264,812
                             ==========

The Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2004. These capital loss carryforwards and post-October losses may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

2. Investment Transactions

For the year ended December 31, 2004, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,092,098 and $2,387,452, respectively.

3. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2005. For the year ended December 31, 2004, the Adviser waived $61,168 of advisory fees and reimbursed the Fund for $70,725 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current average daily net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2004, the Fund accrued and the Adviser subsequently reimbursed $15,292 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for IFS on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Appleton Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Appleton Equity Growth Fund (the "Fund") of the Appleton Funds as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the year ended December 31, 2001 were audited by other auditors whose report dated February 20, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund of the Appleton Funds as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP

Cincinnati, Ohio
January 20, 2005

                           APPLETON EQUITY GROWTH FUND

                             OTHER ITEMS (UNAUDITED)

                                December 31, 2004

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND RECEIVED DEDUCTION

For corporate shareholders, 100% of the ordinary dividends paid during the year ended December 31, 2004 qualify for the corporate dividend received deduction.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  Net Expense Ratio      Total Return      Beginning         Ending        Expenses Paid During
                                      Annualized       Six Months Ended  Account Value    Account Value    the Six Months Ended
                                  December 31, 2004   December 31, 2004  July 1, 2004   December 31, 2004  December 31, 2004*
                                  -----------------   -----------------  ------------   -----------------  --------------------
Appleton Equity Growth Fund
   Actual                              1.50%                3.64%         $ 1,000.00       $ 1,036.40          $ 7.68
   Hypothetical                        1.50%                2.51%         $ 1,000.00       $ 1,017.60          $ 7.61

----------
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

                           APPLETON EQUITY GROWTH FUND

                       MANAGEMENT OF THE TRUST (UNAUDITED)

                                December 31, 2004

Listed in the charts below is basic information regarding the Trustees and Officers of the Trust.

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex        Other Directorships
                                 Current Position with                                         Overseen       Held by Trustee
                                 Trust and Length of         Principal Occupation(s)           by             Outside the Fund
Name/Address/Age                 Time Served                 During Last 5 yrs                 Trustee        Complex
====================================================================================================================================

INTERESTED TRUSTEES*:

James I. Ladge                   President, Trustee          Vice President, Appleton                1        N/A
45 Milk Street, 8th Floor        (December 2000 - Present)   Partners, Inc.
Boston, MA 02109                 Treasurer                   (1993 - Present)
Age: 35                          (December 2003 - Present)

Douglas C. Chamberlain           Trustee                     President, Appleton Partners, Inc.      1        N/A
45 Milk Street, 8th Floor        (December 2000 - Present)   (1998 - Present)
Boston, MA 02109
Age: 56

DISINTERESTED TRUSTEES:

Jack W. Aber                     Trustee                     Professor, Boston University            1        Director, Manager
Boston University School of      (December 2000 - Present)   (1972- Present)                                  Funds Director, Third
 Management                                                                                                   Avenue Funds
595 Commonwealth Avenue
Boston, MA 02215
Age: 66

John M. Cornish, Esq.            Trustee                     Partner, Choate, Hall & Stewart         1        Director, Thompson
Choate Hall & Stewart            (December 2000 - Present)   (1985 - Present)                                 Steel Company
53 State Street
Boston, MA 02109
Age: 56

Grady B. Hedgespeth              Trustee                     Trustee, Chief Investment               1        N/A
ICA Group                        (December 2000 - Present)   Officer, New Markets Equity Fund
One Harvard Street, Suite 200                                (March 2000 - November 2001);
Brookline, MA 02445                                          President, Fleet Development
Age: 48                                                      Ventures
                                                             (1996 - 2000)
                                                             President, ICA Group, a
                                                             non-profit consulting firm
                                                             (March 2002 - 2004);
                                                             Senior Vice President, CFO,
                                                             Seedco
                                                             (2004-Present)

OFFICERS:

Michelle D. Hubley               Secretary and Chief         Vice President & Chief                 N/A       N/A
45 Milk Street, 8th Floor        Compliance Officer          Compliance Officer of Appleton
Boston, MA  02109                (December 2004 - Present)   Partners, Inc.
Age: 47                                                      (1995 - Present)

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-877-71-Apple.

Item 2. Code of Ethics.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert. Mr. Jack Aber is the registrant's "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $17,168 for the December 31, 2004 fiscal year and $12,500 for the December 31, 2003 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. There were no audit-related fees for the December 31, 2004 or December 31, 2003 fiscal years.

(c) Tax Fees. Tax fees totaled $16,000 for the December 31, 2004 fiscal year and $21,000 for the December 31, 2003 fiscal year and consisted of fees for tax compliance services during both years.

(d) All Other Fees. There were no other fees for the December 31, 2004 or December 31, 2003 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $1,600 for the fiscal year ended December 31, 2004 and $1,500 for the fiscal year ended December 31, 2003, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Financial Officers is filed herewith

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b)    Certification required by Item 12(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
-------------------------
James I. Ladge
President and Treasurer

Date:  March 11, 2005